PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Prepayment for inventories and others	1,600,862	3,703,878	536,950
Prepaid taxes	365,950	508,292	73,685
Total	1,966,812	4,212,170	610,635